Thailand Manufacturing Facility Flood (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2012	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011
Amount Of Insurance Recoverable [Line Items]
Partially submerge flood waters facility				42 days
Cash advance from insurance carrier	$ 5	$ 25	$ 30
Amount of insurance recoverable				$ 21